Document and Entity Information	Sep. 08, 2025
Cover [Abstract]
Entity Registrant Name	Dianthus Therapeutics, Inc. /DE/
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001690585
Document Type	8-K
Document Period End Date	Sep. 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-38541
Entity Tax Identification Number	81-0724163
Entity Address, Address Line One	7 Times Square
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	929
Local Phone Number	999-4055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	DNTH
Entity Emerging Growth Company	false